ASSETS HELD FOR SALE - Assets and Liabilities Classified as Held for Sale (Details) - USD ($) $ in Millions	Jun. 30, 2019	Dec. 31, 2018	Jun. 30, 2018	Dec. 31, 2017
Disclosure Of Assets And Liabilities Held For Sale [Line Items]
Cash and cash equivalents	$ 2,940	$ 1,949	$ 1,873	$ 1,106
Deferred income tax asset	573	280
Property, plant and equipment	13,859	6,947
Intangible assets	11,663	5,523
Total assets	48,329	27,318
Accounts payable and other	9,446	7,188
Deferred income tax liabilities	1,843	867
Borrowings	22,516	10,866
Total liabilities	39,039	20,824
Assets and liabilities classified as held for sale
Disclosure Of Assets And Liabilities Held For Sale [Line Items]
Cash and cash equivalents	24	0
Accounts receivable, net	145	28
Financial assets	7	0
Inventory	4	6
Deferred income tax asset	1	0
Property, plant and equipment	171	29
Intangible assets	164	0
Total assets	516	63
Accounts payable and other	37	9
Deferred income tax liabilities	78	0
Borrowings	135	0
Total liabilities	$ 250	$ 9